Provision for Income Taxes - Summary Of Valuation Allowances On Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance, as of beginning of year	$ 75,061	$ 59,634
Valuation allowance established	32,511	15,499
Changes to existing valuation allowances	(272)	(72)
Valuation allowance, as of end of year	$ 107,300	$ 75,061